SEGMENT INFORMATION - Summary of Selected Financial Information Relating to Group's Segments (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT INFORMATION
Net revenues	¥ 268,112,876	$ 38,339,631	¥ 268,060,162	¥ 221,618,968
Operating cost and expenses:
Cost of revenues	137,801,526	19,705,356	126,795,209	106,961,759
Research and development	3,071,659	439,241	3,703,178	4,629,880
Selling and marketing	82,631,826	11,816,194	99,892,804	78,737,492
Goodwill impairment	33,908,719	4,848,882	0	0
Unallocated corporate expenses	78,767,406	11,263,589	80,888,058	72,816,606
Reversal of for loan receivable and other receivables	(3,781,662)	(540,770)
Total operating cost and expenses	332,399,474		311,279,249	263,145,737
Other operating income, net	175,898	25,153	174,931	30,865
Loss from operations	(64,110,700)	(9,167,708)	(43,044,156)	(41,495,904)
Unallocated other income, net	12,484,974	1,785,329	544,593	973,654
Loss before income taxes	(51,625,726)	$ (7,382,379)	(42,499,563)	(40,522,250)
Overseas art study services
SEGMENT INFORMATION
Net revenues	243,417,665		246,561,735	19,663,788
Operating cost and expenses:
Cost of revenues	124,684,300		117,900,852	10,225,877
Research and development	3,057,742		3,470,286	114,516
Selling and marketing	76,929,461		91,458,227	5,437,897
Goodwill impairment	29,848,577
Total operating cost and expenses	234,520,080		212,829,365	15,778,290
Other operating income, net	100,677		105,978
Loss from operations	8,998,262		33,838,348	3,885,498
Other educational services
SEGMENT INFORMATION
Net revenues	24,695,211		21,498,427	201,955,180
Operating cost and expenses:
Cost of revenues	13,046,819		8,748,249	96,661,054
Research and development	10,887		70,554	3,672,094
Selling and marketing	5,678,365		8,341,122	73,182,842
Goodwill impairment	4,060,142
Total operating cost and expenses	22,796,213		17,159,925	173,515,990
Other operating income, net				30,865
Loss from operations	1,898,998		4,338,502	28,470,055
Others
Operating cost and expenses:
Cost of revenues	70,407		146,108	74,828
Research and development	3,030		162,338	843,270
Selling and marketing	24,000		93,455	116,753
Reversal of for loan receivable and other receivables	(3,781,662)
Total operating cost and expenses	(3,684,225)		401,901	1,034,851
Other operating income, net	75,221		68,953
Loss from operations	¥ 3,759,446		¥ (332,948)	¥ (1,034,851)